Shareholders' Equity - Stockholder Rights Plan (Details)	12 Months Ended
	Dec. 31, 2019 series shares	Dec. 31, 2018 shares
Shareholders' Equity
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan (as a percent)	10.00%
Preferred shares, shares authorized (in shares) | shares	3,750,000	3,750,000
Minimum number of series in which preference shares is to be issued | series	1